Goodwill and other intangible assets	12 Months Ended
Mar. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and other intangible assets
9.	Goodwill and other intangible assets

Intangible assets other than goodwill acquired during the fiscal year ended March 31, 2019 totaled 523,504 million yen, of which 523,494 million yen is subject to amortization, and are comprised of the following:

	Intangible assets acquired during the fiscal year	Weighted-average amortization period
	Yen in millions	Years
Patent rights, know-how and license agreements	1,728	6
Software to be sold, leased or otherwise marketed	17,114	3
Internal-use software	72,730	4
Music catalogs*	412,575	43
Artist contracts	13,847	27
Other	5,500	9

*	Includes music catalogs relating to EMI Music Publishing acquisition. Refer to Note 25.

In the fiscal year ended March 31, 2019, additions to internal-use software primarily related to the capitalization of new software across several business platforms.

Intangible assets subject to amortization are comprised of the following:

	Yen in millions
	March 31, 2018		March 31, 2019
	Gross carrying amount	Accumulated amortization	Gross carrying amount	Accumulated amortization
Patent rights, know-how and license agreements	175,980	(142,724)	169,761	(145,525)
Customer relationships	18,881	(7,615)	15,759	(11,825)
Trademarks	16,310	(8,451)	15,768	(9,863)
Software to be sold, leased or otherwise marketed	123,269	(92,457)	125,350	(96,322)
Internal-use software	494,649	(315,516)	529,022	(345,935)
Music catalogs	207,789	(94,210)	615,206	(106,725)
Artist contracts	28,534	(27,650)	42,575	(29,108)
Television carriage contracts (broadcasting agreements)	74,258	(25,884)	74,605	(28,685)
Other	58,543	(47,586)	61,675	(49,288)

Total	1,198,213	(762,093)	1,649,721	(823,276)

The aggregate amortization expense for intangible assets for the fiscal years ended March 31, 2017, 2018 and 2019 was 121,634 million yen, 123,450 million yen and 109,452 million yen, respectively. The estimated aggregate amortization expense for intangible assets for the next five fiscal years is as follows:

Fiscal year ending March 31	Yen in millions
2020	100,631
2021	84,220
2022	64,747
2023	49,941
2024	34,907

Total carrying amount of intangible assets having an indefinite life are comprised of the following:

	Yen in millions
	March 31
	2018	2019
Trademarks	68,922	69,447
Distribution agreements	18,834	18,834
Other	3,292	3,240

Total	91,048	91,521

The changes in the carrying amount of goodwill by segment for the fiscal years ended March 31, 2018 and 2019 are as follows:

	Yen in millions
	G&NS	Music	Pictures	HE&S	IP&S	MC	Semiconductors	Financial Services	All Other	Total
Balance, March 31, 2017:
Goodwill — gross	151,938	166,416	246,085	5,320	8,451	179,331	48,069	3,081	28,842	837,533
Accumulated impairments	—	(306)	(107,932)	(5,320)	(300)	(176,045)	—	(706)	(24,386)	(314,995)

Goodwill	151,938	166,110	138,153	—	8,151	3,286	48,069	2,375	4,456	522,538

Increase (decrease) due to:
Acquisitions	—	2,877	12,842	—	1,204	—	—	4,850	—	21,773
Sales and dispositions	—	(121)	—	—	—	—	—	—	—	(121)
Impairments	—	—	—	—	—	—	—	—	—	—
Translation adjustments	(1,332)	(3,472)	(6,583)	—	162	—	(1,072)	—	(85)	(12,382)
Other	—	—	—	—	—	—	(1,204)	—	(112)	(1,316)

Balance, March 31, 2018:
Goodwill — gross	150,606	165,700	246,620	5,320	9,817	179,331	45,793	7,931	27,912	839,030
Accumulated impairments	—	(306)	(102,208)	(5,320)	(300)	(176,045)	—	(706)	(23,653)	(308,538)

Goodwill	150,606	165,394	144,412	—	9,517	3,286	45,793	7,225	4,259	530,492

Increase (decrease) due to:
Acquisitions*	2,261	240,396	387	—	—	—	—	—	—	243,044
Sales and dispositions	—	—	—	—	—	—	—	—	—	—
Impairments	—	—	—	—	(776)	—	—	—	(4,331)	(5,107)
Translation adjustments	1,088	(2,420)	3,673	—	(73)	—	771	—	72	3,111
Other	—	—	(2,988)	—	—	—	—	—	—	(2,988)

Balance, March 31, 2019:
Goodwill — gross	153,955	403,676	252,262	5,320	9,765	179,331	46,564	7,931	28,570	1,087,374
Accumulated impairments	—	(306)	(106,778)	(5,320)	(1,097)	(176,045)	—	(706)	(28,570)	(318,822)

Goodwill	153,955	403,370	145,484	—	8,668	3,286	46,564	7,225	—	768,552

*	Acquisitions for the fiscal year ended March 31, 2019 relate mainly to EMI Music Publishing acquisition in the Music segment. Refer to Note 25.

Impairment of goodwill in the Pictures segment -

During the fiscal year ended March 31, 2017, Sony made a downward revision in the future profitability projection for the Motion Pictures business within the Pictures segment primarily due to a lowering of previous expectations regarding the home entertainment business, mainly driven by an acceleration of market decline. The future profitability projection for the Motion Pictures business also reflected a reduction in underlying profitability projections of film performance largely mitigated by measures identified to improve the profitability of the Motion Pictures business.

Sony assessed the aforementioned events and circumstances and determined that it was more likely than not that the fair value of the Production & Distribution reporting unit (which includes the Motion Pictures and the Television Productions businesses) was less than its carrying value. Accordingly, Sony conducted the goodwill impairment tests using this new profitability projection and recalculated the implied fair value of the goodwill of the reporting unit. As a result of this recalculation, the carrying value of the goodwill was determined to be zero.

Consequently, the entire amount of the goodwill in the Production & Distribution reporting unit, 112,069 million yen, was impaired, in the fiscal year ended March 31, 2017. The impairment loss was included in other operating (income) expense, net in the consolidated statements of income, and was recorded entirely within the Pictures segment.